Business Combinations - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jul. 01, 2022 USD ($) shares	Apr. 01, 2021 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	Jul. 01, 2022 CAD ($)	Jun. 01, 2022 USD ($)	Jun. 01, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			$ 9,157				$ 0
Alithya IT Services Inc.
Disclosure of detailed information about business combination [line items]
Cash paid		$ 978
Issuance of shares		80,585
Total consideration transferred		$ 81,563
Alithya IT Services Inc. | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares		25,182,676
Vitalyst, LLC
Disclosure of detailed information about business combination [line items]
Cash paid								$ 12,933	$ 16,420
Total consideration transferred									$ 16,420
Datum Consulting Group, LLC
Disclosure of detailed information about business combination [line items]
Cash paid				$ 17,430
Contingent consideration recognised as of acquisition date			$ 9,157
Issuance of shares				5,552
Total consideration transferred				34,035
Balance of purchase payable (note 10)				11,053
Datum Consulting Group, LLC | Other Deferred Consideration
Disclosure of detailed information about business combination [line items]
Cash paid	$ 975			$ 1,255
Contingent consideration recognised as of acquisition date					$ 13,000	$ 16,733
Datum Consulting Group, LLC | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares	5,551,961
Datum Consulting Group, LLC | Subordinate Voting Shares | Share Capital
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares			1,867,262
Datum Consulting Group, LLC | Subordinate Voting Shares | Other Deferred Consideration | Share Capital
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares			1,867,261